Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, plant and equipment [Abstract]
Consolidated Property, Plant and Equipment
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Land - at cost	1,803	1,836

Buildings - at cost	153,100	13,768
Less: Accumulated depreciation	(5,042)	(686)
	148,058	13,082

Plant and equipment - at cost	4,145	3,564
Less: Accumulated depreciation	(712)	(364)
	3,433	3,200

Mining hardware - at cost	115,024	171,120
Less: Accumulated depreciation	(15,709)	(7,973)
Less: Accumulated impairment	(25,934)	-
	73,381	163,147

Development assets - at cost	14,427	66,297

	241,102	247,562

Reconciliations of Written Down Values of Property, Plant and Equipment
Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	Development assets	Total
Consolidated	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Balance at 1 July 2021	403	3,280	2,687	3,921	5,644	15,935
Additions	1,466	10,603	844	168,899	61,650	243,462
Disposals	-	-	-	(28)	-	(28)
Exchange differences	(33)	(330)	(114)	(2,651)	(997)	(4,125)
Depreciation expense (note 6)	-	(471)	(217)	(6,994)	-	(7,682)

Balance at 30 June 2022	1,836	13,082	3,200	163,147	66,297	247,562
Additions	-	22,467	673	163,663	67,866	254,669
Deconsolidation of subsidiaries				(90,054)		(90,054)
Disposals	(6)	-	-	(39,046)	-	(39,052)
Exchange differences	(27)	2,852	(93)	(7,826)	(4,685)	(9,779)
Impairment of assets	-	-	-	(90,524)	(1,084)	(91,608)
Transfers in/(out)	-	113,967	-	-	(113,967)	-
Depreciation expense (note 6)	-	(4,310)	(347)	(25,979)	-	(30,636)

Balance at 30 June 2023	1,803	148,058	3,433	73,381	14,427	241,102